Marketable Securities - Summary of Investments in Marketable Securities (Detail) - Predecessor Company [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 29,144,000
Unrealized Gains		0
Unrealized Losses		(17,000)
Estimated Fair Value	$ 0	29,127,000
Corporate debt securities 1 or less years of maturity [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		29,144,000
Unrealized Gains		0
Unrealized Losses		(17,000)
Estimated Fair Value		$ 29,127,000